SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Receivables [Abstract]
Accounts receivable - third parties	$ 2,761,817	$ 354,080	$ 2,546,327
Less: allowance for doubtful accounts	(661,201)	(84,770)	(682,489)
Accounts receivable, net	$ 2,100,616	$ 269,310	$ 1,863,838